Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments on the Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Derivative [Line Items]
Loss on interest rate swaps	$ 0	$ (6,547)
Interest rate swaps | Derivatives not designated as Hedging Instruments
Derivative [Line Items]
Loss on interest rate swaps	$ 0	$ (6,547)